Goodwill (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of goodwill

Goodwill
ThCh$
As of January 1, 2023
Historic cost	136,969,434
Book Value	136,969,434

As of December 31, 2023
Additions for business combinations (2)	2,100,677
Others increases (decreases) (1)	18,776,632
Conversion effect	(30,254,687)
Sub-Total	(9,377,378)
Book Value	127,592,056

As of December 31, 2023
Historic cost	127,592,056
Book Value	127,592,056

As of December 31, 2024
Additions for business combinations (3)	5,557,026
Others increases (decreases) (1)	29,770,740
Conversion effect	(1,336,589)
Sub-Total	33,991,177
Book Value	161,583,233

As of December 31, 2024
Historic cost	161,583,233
Book Value	161,583,233
(1)	Corresponds to the financial effect of the application IAS 29 "Financial reporting in hyperinflationary economies”.
(2)	See Note 1 - General information, letter C), number (5).
(3)	See Note 1 - General information, letter C), number (12).

Schedule of carrying amount goodwill

Segment	Cash Generating Unit	As of December 31, 2024	As of December 31, 2023
	(CGU)	ThCh$	ThCh$
Chile	Embotelladoras Chilenas Unidas S.A.	25,257,686	25,257,686
	Manantial S.A.	8,879,245	8,879,245
	Compañía Pisquera de Chile S.A.	9,808,550	9,808,550
	Los Huemules S.R.L.	480	509
	D&D SpA. (1)	2,100,677	2,100,677
	Cervecera Guayacán SpA.	456,007	456,007
	Cervecería Szot SpA. (2)	-	202,469
	Sub-Total	46,502,645	46,705,143
International Business	CCU Argentina S.A. and subsidiaries	54,647,107	27,727,792
	Aguas de Origen S.A. (3)	5,557,026	-
	Marzurel S.A. and Milotur S.A.	5,186,877	5,155,840
	Bebidas del Paraguay S.A. and Distribuidora del Paraguay S.A.	5,702,154	5,401,679
	Bebidas Bolivianas BBO S.A.	11,571,280	10,185,458
	Sub-Total	82,664,444	48,470,769
Wines	Viña San Pedro Tarapacá S.A.	32,416,144	32,416,144
	Sub-Total	32,416,144	32,416,144
Total		161,583,233	127,592,056
(1)	See Note 1 - General information, letter C), number (5).
(2)	See Note 1 - General information, letter C), number (10).
(3)	See Note 1 - General information, letter C), number (12).

Schedule of intangible assets with indefinite useful life

	Chile	Argentina	Uruguay	Paraguay	Bolivia

Estimated CAPEX for the year 2025 M$	145,087	32,089	2,553	10,367	3,364
Perpetual growth	3.00%	4.00%	5.00%	4.00%	4.38%
Discount rate	8.26%	20.03%	9.26%	10.71%	15.91%